Consolidated Balance Sheets (unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
8.30% 2022 Notes
Unamortized debt issuance costs	$ 1,797	$ 2,000
Capital Lease Obligations
Unamortized debt issuance costs	101	35
Long-term Debt
Unamortized debt issuance costs	$ 6,438	$ 7,119
Preferred Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	67,464,739	64,160,004
Common Stock - Shares Outstanding	67,464,739	64,160,004